American High-Income Trust®
Investment portfolio
June 30, 2023
unaudited

Bonds, notes & other debt instruments 87.04% Corporate bonds, notes & loans 86.96% Energy 14.84%	Principal amount (000)	Value (000)
Aethon United BR, LP 8.25% 2/15/2026[1]	USD6,600	$6,491
Antero Midstream Partners, LP 5.375% 6/15/2029[1]	10,095	9,390
Antero Resources Corp. 7.625% 2/1/2029[1]	4,356	4,424
Antero Resources Corp. 5.375% 3/1/2030[1]	5,950	5,514
Apache Corp. 4.625% 11/15/2025	5,540	5,358
Apache Corp. 6.00% 1/15/2037	2,910	2,623
Apache Corp. 5.10% 9/1/2040	15,445	12,571
Apache Corp. 4.75% 4/15/2043	5,725	4,217
Apache Corp. 4.25% 1/15/2044	270	183
Apache Corp. 5.35% 7/1/2049	1,600	1,246
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	38,410	37,213
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	3,830	4,766
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	4,042	3,979
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	21,835	19,503
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	33,080	29,558
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]	9,754	9,869
California Resources Corp. 7.125% 2/1/2026[1]	6,275	6,312
Callon Petroleum Co. 7.50% 6/15/2030[1]	27,875	26,337
Cenovus Energy, Inc. 5.375% 7/15/2025	204	202
Cenovus Energy, Inc. 4.25% 4/15/2027	390	373
Cenovus Energy, Inc. 5.25% 6/15/2037	400	369
Cenovus Energy, Inc. 5.40% 6/15/2047	390	354
Cheniere Energy Partners, LP 4.50% 10/1/2029	19,427	17,847
Cheniere Energy Partners, LP 4.00% 3/1/2031	8,180	7,211
Cheniere Energy Partners, LP 3.25% 1/31/2032	3,085	2,542
Cheniere Energy, Inc. 4.625% 10/15/2028	23,559	22,023
Chesapeake Energy Corp. 4.875% 4/15/2022[2]	28,871	650
Chesapeake Energy Corp. 5.75% 9/15/2023[2]	1,730	39
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	15,875	15,492
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	43,695	41,546
Chesapeake Energy Corp. 6.75% 4/15/2029[1]	14,610	14,510
Chord Energy Corp. 6.375% 6/1/2026[1]	15,636	15,516
Civitas Resources, Inc. 5.00% 10/15/2026[1]	17,860	16,857
Civitas Resources, Inc. 8.375% 7/1/2028[1]	16,290	16,494
Civitas Resources, Inc. 8.75% 7/1/2031[1]	60,135	61,040
CNX Midstream Partners, LP 4.75% 4/15/2030[1]	5,745	4,879
CNX Resources Corp. 7.25% 3/14/2027[1]	23,882	23,655
CNX Resources Corp. 6.00% 1/15/2029[1]	38,223	35,467
CNX Resources Corp. 7.375% 1/15/2031[1]	23,279	22,676
Comstock Resources, Inc. 6.75% 3/1/2029[1]	24,495	22,437
Comstock Resources, Inc. 5.875% 1/15/2030[1]	31,605	27,473
Constellation Oil Services Holding SA 13.50% 6/30/2025[1,3]	5,794	5,794
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[4]	46,935	27,780
Continental Resources, Inc. 5.75% 1/15/2031[1]	7,250	6,895
Crescent Energy Finance, LLC 7.25% 5/1/2026[1]	8,650	8,126
American High-Income Trust — Page 1 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	USD38,527	$37,420
Crestwood Midstream Partners, LP 5.625% 5/1/2027[1]	5,000	4,745
Crestwood Midstream Partners, LP 6.00% 2/1/2029[1]	10,285	9,614
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]	33,755	34,246
Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]	13,462	13,285
Devon Energy Corp. 5.875% 6/15/2028	2,830	2,822
Devon Energy Corp. 4.50% 1/15/2030	10,040	9,462
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[1,4,5]	2,584	2,494
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[4]	2,337	2,255
DT Midstream, Inc. 4.125% 6/15/2029[1]	28,835	25,333
DT Midstream, Inc. 4.375% 6/15/2031[1]	5,520	4,762
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[1]	25,965	25,700
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	4,914	4,465
Energean Israel Finance, Ltd. 4.50% 3/30/2024[1]	8,305	8,225
Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]	20,000	18,614
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,580	1,384
Energean PLC 6.50% 4/30/2027[1]	12,805	11,703
EPIC Crude Services, LP, Term Loan B, (3-month USD-LIBOR + 5.00%) 10.48% 3/2/2026[5,6]	2,840	2,715
EQM Midstream Partners, LP 6.00% 7/1/2025[1]	4,000	3,959
EQM Midstream Partners, LP 4.125% 12/1/2026	4,911	4,572
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	8,031	8,116
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	45,625	45,044
EQM Midstream Partners, LP 5.50% 7/15/2028	17,346	16,429
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	21,410	19,118
EQM Midstream Partners, LP 7.50% 6/1/2030[1]	7,428	7,524
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	33,208	29,128
EQM Midstream Partners, LP 6.50% 7/15/2048	19,603	17,758
EQT Corp. 5.00% 1/15/2029	3,925	3,699
EQT Corp. 3.625% 5/15/2031[1]	6,515	5,613
Genesis Energy, LP 6.50% 10/1/2025	32,102	31,652
Genesis Energy, LP 6.25% 5/15/2026	6,115	5,815
Genesis Energy, LP 8.00% 1/15/2027	63,019	61,514
Genesis Energy, LP 7.75% 2/1/2028	10,055	9,575
Genesis Energy, LP 8.875% 4/15/2030	20,378	19,928
Harbour Energy PLC 5.50% 10/15/2026[1]	32,030	29,484
Harvest Midstream I, LP 7.50% 9/1/2028[1]	37,855	37,566
Hess Midstream Operations, LP 5.125% 6/15/2028[1]	16,888	15,821
Hess Midstream Operations, LP 4.25% 2/15/2030[1]	28,875	25,222
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	12,720	11,781
Hilcorp Energy I, LP 6.25% 11/1/2028[1]	3,515	3,312
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	19,025	17,246
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	18,338	16,717
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	18,382	16,454
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	13,710	12,241
Holly Energy Partners, LP 6.375% 4/15/2027[1]	4,305	4,257
Jonah Energy, LLC 12.00% 11/5/2025[3]	16,449	16,449
Matador Resources Co. 6.875% 4/15/2028[1]	8,675	8,596
Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	22,796	399
Murphy Oil Corp. 5.75% 8/15/2025	2,768	2,737
Murphy Oil Corp. 6.375% 7/15/2028	8,000	7,893
Murphy Oil USA, Inc. 4.75% 9/15/2029	16,330	15,007
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	26,730	22,429
Nabors Industries, Inc. 7.375% 5/15/2027[1]	34,705	33,056
Nabors Industries, Ltd. 7.25% 1/15/2026[1]	6,500	6,076
American High-Income Trust — Page 2 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Neptune Energy Bondco PLC 6.625% 5/15/2025[1]	USD21,325	$21,307
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	30,685	28,817
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	94,443	84,599
NGL Energy Operating, LLC 7.50% 2/1/2026[1]	178,399	175,887
NGL Energy Partners, LP 6.125% 3/1/2025	41,177	39,582
NGL Energy Partners, LP 7.50% 4/15/2026	14,050	13,244
NGPL PipeCo, LLC 4.875% 8/15/2027[1]	1,010	958
Noble Finance II, LLC 8.00% 4/15/2030[1]	5,535	5,633
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	37,565	36,851
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	24,565	24,166
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[1]	10,800	10,082
NuStar Logistics, LP 6.00% 6/1/2026	6,129	5,976
Occidental Petroleum Corp. 2.90% 8/15/2024	10,480	10,098
Occidental Petroleum Corp. 5.875% 9/1/2025	12,395	12,321
Occidental Petroleum Corp. 3.00% 2/15/2027	500	450
Occidental Petroleum Corp. 6.375% 9/1/2028	4,575	4,655
Occidental Petroleum Corp. 8.875% 7/15/2030	7,875	9,058
Occidental Petroleum Corp. 6.625% 9/1/2030	7,825	8,138
Occidental Petroleum Corp. 6.125% 1/1/2031	7,940	8,070
Occidental Petroleum Corp. 6.45% 9/15/2036	5,090	5,231
Occidental Petroleum Corp. 6.20% 3/15/2040	735	725
Occidental Petroleum Corp. 6.60% 3/15/2046	1,530	1,577
Occidental Petroleum Corp. 4.20% 3/15/2048	2,543	1,888
Parkland Corp. 4.625% 5/1/2030[1]	7,220	6,267
Patterson-UTI Energy, Inc. 5.15% 11/15/2029	1,595	1,446
PDC Energy, Inc. 5.75% 5/15/2026	12,000	11,963
Permian Resources Operating, LLC 6.875% 4/1/2027[1]	6,752	6,679
Permian Resources Operating, LLC 5.875% 7/1/2029[1]	1,375	1,297
Petrobras Global Finance BV 6.75% 6/3/2050	5,701	5,130
Petrobras Global Finance BV 5.50% 6/10/2051	3,999	3,151
Petroleos Mexicanos 4.875% 1/18/2024	5,287	5,200
Petroleos Mexicanos 6.875% 10/16/2025	6,200	5,961
Petroleos Mexicanos 6.875% 8/4/2026	5,000	4,674
Petroleos Mexicanos 8.75% 6/2/2029	14,137	12,803
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]	6,800	6,538
Range Resources Corp. 4.875% 5/15/2025	5,803	5,692
Range Resources Corp. 8.25% 1/15/2029	16,470	17,163
Range Resources Corp. 4.75% 2/15/2030[1]	24,510	21,992
Rockies Express Pipeline, LLC 4.95% 7/15/2029[1]	11,193	10,252
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	4,219	4,015
SM Energy Co. 6.50% 7/15/2028	2,910	2,796
Southwestern Energy Co. 5.70% 1/23/2025[7]	5,630	5,605
Southwestern Energy Co. 8.375% 9/15/2028	8,875	9,248
Southwestern Energy Co. 5.375% 2/1/2029	6,470	6,099
Southwestern Energy Co. 5.375% 3/15/2030	46,000	42,970
Southwestern Energy Co. 4.75% 2/1/2032	21,290	18,794
Suburban Propane Partners, LP 5.00% 6/1/2031[1]	4,610	3,866
Sunoco, LP 6.00% 4/15/2027	12,591	12,417
Sunoco, LP 5.875% 3/15/2028	4,885	4,702
Sunoco, LP 4.50% 5/15/2029	38,080	33,827
Sunoco, LP 4.50% 4/30/2030	36,920	32,321
Superior Plus, LP 4.50% 3/15/2029[1]	9,009	7,906
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	2,535	2,533
Targa Resources Partners, LP 6.50% 7/15/2027	4,322	4,295
American High-Income Trust — Page 3 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Targa Resources Partners, LP 6.875% 1/15/2029	USD18,530	$18,917
Targa Resources Partners, LP 5.50% 3/1/2030	6,906	6,653
Targa Resources Partners, LP 4.875% 2/1/2031	13,835	12,801
Targa Resources Partners, LP 4.00% 1/15/2032	1,175	1,017
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	6,216	6,139
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	24,931	25,484
Transocean, Inc. 7.25% 11/1/2025[1]	8,700	8,362
Transocean, Inc. 11.50% 1/30/2027[1]	5,405	5,607
Transocean, Inc. 8.75% 2/15/2030[1]	16,384	16,648
Transocean, Inc. 6.80% 3/15/2038	10,600	7,378
USA Compression Partners, LP 6.875% 4/1/2026	15,811	15,503
USA Compression Partners, LP 6.875% 9/1/2027	2,403	2,297
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	11,517	11,435
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	54,765	47,173
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	26,525	21,756
Venture Global LNG, Inc. 8.125% 6/1/2028[1]	8,600	8,744
Venture Global LNG, Inc. 8.375% 6/1/2031[1]	20,220	20,412
W&T Offshore, Inc. 11.75% 2/1/2026[1]	7,100	7,087
Weatherford International, Ltd. 6.50% 9/15/2028[1]	54,720	55,005
Weatherford International, Ltd. 8.625% 4/30/2030[1]	75,551	76,773
Western Midstream Operating, LP 3.35% 2/1/2025[7]	14,110	13,500
Western Midstream Operating, LP 3.95% 6/1/2025	1,280	1,231
Western Midstream Operating, LP 4.50% 3/1/2028	340	321
Western Midstream Operating, LP 4.75% 8/15/2028	2,830	2,689
Western Midstream Operating, LP 4.30% 2/1/2030[7]	1,425	1,281
Western Midstream Operating, LP 6.15% 4/1/2033	9,350	9,437
Western Midstream Operating, LP 5.50% 2/1/2050[7]	21,725	17,828
		2,667,625
Consumer discretionary 12.92%
Adient Global Holdings, Ltd. 4.875% 8/15/2026[1]	9,660	9,188
Affinity Interactive 6.875% 12/15/2027[1]	11,020	9,707
Allied Universal Holdco, LLC 6.625% 7/15/2026[1]	8,658	8,227
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	17,402	15,408
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	14,520	12,308
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	53,077	39,234
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	17,299	17,585
Allwyn Entertainment Financing (UK) PLC 7.25% 4/30/2030	EUR6,877	7,649
Asbury Automotive Group, Inc. 4.50% 3/1/2028	USD5,000	4,589
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	30,700	27,284
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	28,915	25,207
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	7,925	6,676
AutoNation, Inc. 2.40% 8/1/2031	12,000	9,112
Bath & Body Works, Inc. 6.625% 10/1/2030[1]	7,375	7,128
Bath & Body Works, Inc. 6.875% 11/1/2035	19,973	18,306
Bath & Body Works, Inc. 6.75% 7/1/2036	13,030	11,742
Boyd Gaming Corp. 4.75% 12/1/2027	8,389	7,956
Boyd Gaming Corp. 4.75% 6/15/2031[1]	6,835	6,113
Boyne USA, Inc. 4.75% 5/15/2029[1]	12,285	11,082
Caesars Entertainment, Inc. 6.25% 7/1/2025[1]	15,390	15,333
Caesars Entertainment, Inc. 8.125% 7/1/2027[1]	14,425	14,780
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	30,348	26,527
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	38,790	38,989
Caesars Entertainment, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.452% 2/6/2030[1,5,6]	9,455	9,467
American High-Income Trust — Page 4 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]	USD6,965	$7,054
Carnival Corp. 10.50% 2/1/2026[1]	27,520	28,954
Carnival Corp. 7.625% 3/1/2026[1]	450	441
Carnival Corp. 5.75% 3/1/2027[1]	12,800	11,795
Carnival Corp. 4.00% 8/1/2028[1]	65,610	58,224
Carnival Corp. 6.00% 5/1/2029[1]	57,920	51,767
Carnival Corp. 10.50% 6/1/2030[1]	2,000	2,124
CEC Entertainment, LLC 6.75% 5/1/2026[1]	6,500	6,207
Clarios Global, LP 6.25% 5/15/2026[1]	3,667	3,648
Clarios Global, LP 8.50% 5/15/2027[1]	6,825	6,849
Dana, Inc. 4.25% 9/1/2030	2,150	1,792
Dana, Inc. 4.50% 2/15/2032	8,510	7,073
Empire Resorts, Inc. 7.75% 11/1/2026[1]	11,045	8,932
Everi Holdings, Inc. 5.00% 7/15/2029[1]	3,000	2,630
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	28,070	24,659
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	99,690	84,938
First Student Bidco, Inc. 4.00% 7/31/2029[1]	23,755	20,150
First Student Bidco, Inc., Term Loan C, (3-month USD-LIBOR + 3.00%) 8.143% 7/21/2028[5,6]	1,218	1,180
First Student Bidco, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 8.501% 7/21/2028[5,6]	3,168	3,069
Ford Motor Co. 7.45% 7/16/2031	1,865	1,989
Ford Motor Co. 3.25% 2/12/2032	6,725	5,297
Ford Motor Co. 6.10% 8/19/2032	13,685	13,276
Ford Motor Credit Co., LLC 3.81% 1/9/2024	3,398	3,353
Ford Motor Credit Co., LLC 5.584% 3/18/2024	934	928
Ford Motor Credit Co., LLC 3.664% 9/8/2024	1,438	1,391
Ford Motor Credit Co., LLC 2.30% 2/10/2025	12,985	12,151
Ford Motor Credit Co., LLC 5.125% 6/16/2025	44,310	43,133
Ford Motor Credit Co., LLC 4.134% 8/4/2025	7,321	6,950
Ford Motor Credit Co., LLC 3.375% 11/13/2025	16,290	15,163
Ford Motor Credit Co., LLC 6.95% 6/10/2026	43,124	43,379
Ford Motor Credit Co., LLC 4.542% 8/1/2026	21,795	20,507
Ford Motor Credit Co., LLC 2.70% 8/10/2026	29,842	26,671
Ford Motor Credit Co., LLC 4.271% 1/9/2027	11,575	10,726
Ford Motor Credit Co., LLC 4.95% 5/28/2027	7,420	7,008
Ford Motor Credit Co., LLC 4.125% 8/17/2027	20,115	18,386
Ford Motor Credit Co., LLC 3.815% 11/2/2027	16,990	15,201
Ford Motor Credit Co., LLC 2.90% 2/16/2028	5,850	5,016
Ford Motor Credit Co., LLC 6.80% 5/12/2028	6,925	6,939
Ford Motor Credit Co., LLC 5.113% 5/3/2029	5,615	5,213
Ford Motor Credit Co., LLC 7.20% 6/10/2030	27,325	27,605
Ford Motor Credit Co., LLC 4.00% 11/13/2030	11,468	9,811
Gap, Inc. 3.625% 10/1/2029[1]	3,225	2,282
Gap, Inc. 3.875% 10/1/2031[1]	2,148	1,473
Group 1 Automotive, Inc. 4.00% 8/15/2028[1]	7,380	6,506
Hanesbrands, Inc. 4.875% 5/15/2026[1]	21,712	20,297
Hanesbrands, Inc. 9.00% 2/15/2031[1]	31,054	31,326
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.852% 3/8/2030[5,6]	13,099	13,164
Hilton Domestic Operating Co., Inc. 3.75% 5/1/2029[1]	2,250	1,999
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	8,287	7,734
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	20,465	17,792
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	12,490	11,096
Hyundai Capital America 1.65% 9/17/2026[1]	15,000	13,224
International Game Technology PLC 6.50% 2/15/2025[1]	12,403	12,414
International Game Technology PLC 4.125% 4/15/2026[1]	18,730	17,804
American High-Income Trust — Page 5 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
International Game Technology PLC 6.25% 1/15/2027[1]	USD3,575	$3,565
International Game Technology PLC 5.25% 1/15/2029[1]	53,332	50,567
Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]	11,875	10,639
Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]	10,230	9,166
KB Home 6.875% 6/15/2027	6,170	6,268
KB Home 7.25% 7/15/2030	6,770	6,864
Kontoor Brands, Inc. 4.125% 11/15/2029[1]	6,770	5,661
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	96,149	82,385
Levi Strauss & Co. 3.50% 3/1/2031[1]	15,760	13,057
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	4,075	3,885
Lithia Motors, Inc. 4.625% 12/15/2027[1]	7,250	6,779
Lithia Motors, Inc. 3.875% 6/1/2029[1]	29,334	25,520
Lithia Motors, Inc. 4.375% 1/15/2031[1]	16,400	14,171
LSF9 Atlantis Holdings, LLC 7.75% 2/15/2026[1]	6,655	6,203
M.D.C. Holdings, Inc. 6.00% 1/15/2043	11,252	10,163
Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]	1,230	1,078
Marriott International, Inc. 3.50% 10/15/2032	5,900	5,100
Marriott International, Inc. 2.75% 10/15/2033	5,000	3,978
Marriott Ownership Resorts, Inc. 4.75% 1/15/2028	2,500	2,253
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	29,105	25,146
Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]	16,485	15,722
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	8,910	7,885
Merlin Entertainments PLC 5.75% 6/15/2026[1]	10,798	10,419
MGM Resorts International 5.50% 4/15/2027	5,707	5,473
Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.205% 9/9/2026[5,6]	8,615	8,593
NCL Corp., Ltd. 3.625% 12/15/2024[1]	6,450	6,213
NCL Corp., Ltd. 5.875% 3/15/2026[1]	8,100	7,585
NCL Corp., Ltd. 5.875% 2/15/2027[1]	29,965	29,197
NCL Corp., Ltd. 7.75% 2/15/2029[1]	7,115	6,764
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]	35,980	33,529
Party City Holdings, Inc. 6.125% 8/15/2023[1,2]	9,100	125
Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.13% 7/15/2025[1,2,5]	4,705	518
Party City Holdings, Inc. 8.75% 2/15/2026[1,2]	151,988	23,558
Party City Holdings, Inc. 6.625% 8/1/2026[1,2]	5,000	34
Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[5,6]	27,180	28,132
Penske Automotive Group, Inc. 3.75% 6/15/2029	12,325	10,657
PetSmart, LLC 4.75% 2/15/2028[1]	17,050	15,776
PetSmart, LLC 7.75% 2/15/2029[1]	17,025	16,935
Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]	3,000	2,275
QVC, Inc. 4.85% 4/1/2024	30,800	30,146
Rakuten Group, Inc. 10.25% 11/30/2024[1]	7,650	7,593
Raptor Acquisition Corp. 4.875% 11/1/2026[1]	10,725	10,118
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	20,786	21,017
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[1]	24,648	26,174
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	21,740	19,976
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	14,200	13,476
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]	28,035	26,244
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	35,875	31,220
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	16,350	15,263
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	33,790	35,505
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	22,450	23,939
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	11,562	11,721
Sally Holdings, LLC 5.625% 12/1/2025	25,859	25,527
Sands China, Ltd. 5.625% 8/8/2025	9,347	9,125
American High-Income Trust — Page 6 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sands China, Ltd. 5.90% 8/8/2028	USD648	$618
Sands China, Ltd. 4.875% 6/18/2030	2,000	1,782
Sands China, Ltd. 3.75% 8/8/2031	1,500	1,222
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	19,550	17,222
Scientific Games Holdings, LP, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.421% 4/4/2029[5,6]	6,683	6,612
Scientific Games International, Inc. 8.625% 7/1/2025[1]	25,415	25,978
Scientific Games International, Inc. 7.00% 5/15/2028[1]	20,347	20,257
Scientific Games International, Inc. 7.25% 11/15/2029[1]	19,650	19,692
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	31,390	26,322
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	54,664	44,914
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	5,255	4,555
The New Home Co., Inc. 7.25% 10/15/2025[1]	7,735	7,184
Travel + Leisure Co. 6.00% 4/1/2027	4,000	3,886
Travel + Leisure Co. 4.50% 12/1/2029[1]	18,625	15,864
Travel + Leisure Co. 4.625% 3/1/2030[1]	5,575	4,723
Universal Entertainment Corp. 8.75% 12/11/2024[1]	61,012	60,170
Vail Resorts, Inc. 6.25% 5/15/2025[1]	4,090	4,099
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	25,650	23,975
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	19,510	17,834
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	9,225	8,278
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	5,546	5,517
Yahoo Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.717% 9/1/2027[5,6]	10,200	9,760
ZF North America Capital, Inc. 7.125% 4/14/2030[1]	14,500	14,763
		2,322,396
Communication services 10.57%
Altice France Holding SA 10.50% 5/15/2027[1]	19,485	11,821
Altice France SA 5.125% 7/15/2029[1]	31,353	22,289
CCO Holdings, LLC 5.50% 5/1/2026[1]	2,094	2,044
CCO Holdings, LLC 5.125% 5/1/2027[1]	9,878	9,209
CCO Holdings, LLC 5.00% 2/1/2028[1]	16,374	14,935
CCO Holdings, LLC 5.375% 6/1/2029[1]	7,126	6,449
CCO Holdings, LLC 6.375% 9/1/2029[1]	4,400	4,150
CCO Holdings, LLC 4.75% 3/1/2030[1]	60,731	51,985
CCO Holdings, LLC 4.50% 8/15/2030[1]	65,679	54,749
CCO Holdings, LLC 4.25% 2/1/2031[1]	37,905	30,698
CCO Holdings, LLC 4.75% 2/1/2032[1]	42,551	34,745
CCO Holdings, LLC 4.50% 5/1/2032	35,527	28,401
CCO Holdings, LLC 4.50% 6/1/2033[1]	35,474	27,895
CCO Holdings, LLC 4.25% 1/15/2034[1]	41,875	31,691
Charter Communications Operating, LLC 2.80% 4/1/2031	950	765
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	11,000	8,649
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	5,000	3,706
Cogent Communications Group, Inc. 3.50% 5/1/2026[1]	8,445	7,840
Connect Finco SARL 6.75% 10/1/2026[1]	14,525	14,121
Consolidated Communications, Inc. 5.00% 10/1/2028[1]	14,350	10,785
CSC Holdings, LLC 5.50% 4/15/2027[1]	2,700	2,250
CSC Holdings, LLC 5.375% 2/1/2028[1]	2,425	1,952
CSC Holdings, LLC 6.50% 2/1/2029[1]	10,000	8,094
CSC Holdings, LLC 3.375% 2/15/2031[1]	11,375	7,711
Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	9,835	338
Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	18,432	475
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	51,035	46,279
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.217% 8/2/2027[5,6]	29,184	28,595
American High-Income Trust — Page 7 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
DISH DBS Corp. 5.875% 11/15/2024	USD55,505	$48,616
DISH DBS Corp. 7.75% 7/1/2026	4,600	2,852
DISH Network Corp. 11.75% 11/15/2027[1]	119,060	116,327
Embarq Corp. 7.995% 6/1/2036	80,126	48,537
Epicor Software Corp., Term Loan, (1-month USD CME Term SOFR + 7.75%) 12.952% 7/31/2028[5,6]	7,250	7,282
Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	23,695	21,770
Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	58,730	50,730
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	24,800	19,265
Frontier Communications Holdings, LLC 5.875% 11/1/2029	8,982	6,566
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	12,750	9,390
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	8,675	8,487
Gray Escrow II, Inc. 5.375% 11/15/2031[1]	39,575	26,274
Gray Television, Inc. 5.875% 7/15/2026[1]	41,765	37,486
Gray Television, Inc. 7.00% 5/15/2027[1]	24,973	21,332
Gray Television, Inc. 4.75% 10/15/2030[1]	11,010	7,478
iHeartCommunications, Inc. 6.375% 5/1/2026	236	198
iHeartCommunications, Inc. 8.375% 5/1/2027	427	285
iHeartCommunications, Inc. 5.25% 8/15/2027[1]	11,310	8,664
iHeartCommunications, Inc. 4.75% 1/15/2028[1]	5,000	3,776
Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	35,007	31,956
Lamar Media Corp. 3.75% 2/15/2028	2,567	2,345
Lamar Media Corp. 4.875% 1/15/2029	3,600	3,354
Lamar Media Corp. 3.625% 1/15/2031	15,350	12,946
Level 3 Financing, Inc. 3.75% 7/15/2029[1]	11,500	6,938
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,4]	52,957	20,388
Ligado Networks, LLC, Term Loan, 15.00% PIK 11/1/2023[3,4,6]	3,213	3,053
Likewize Corp. 9.75% 10/15/2025[1]	2,720	2,619
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]	10,235	9,560
Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]	11,355	10,163
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	53,860	46,152
Netflix, Inc. 4.875% 4/15/2028	6,190	6,128
Netflix, Inc. 4.875% 6/15/2030[1]	2,050	2,019
News Corp. 3.875% 5/15/2029[1]	34,350	30,186
News Corp. 5.125% 2/15/2032[1]	31,705	28,958
Nexstar Media, Inc. 5.625% 7/15/2027[1]	11,995	11,193
Nexstar Media, Inc. 4.75% 11/1/2028[1]	72,596	63,059
OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]	60	50
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	14,018	11,332
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	43,930	39,376
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	69,650	60,591
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	22,315	18,242
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	59,690	46,215
Sprint Capital Corp. 6.875% 11/15/2028	27,744	29,433
Sprint Capital Corp. 8.75% 3/15/2032	30,459	36,847
Sprint Corp. 7.625% 3/1/2026	9,450	9,825
TEGNA, Inc. 5.00% 9/15/2029	8,337	7,200
T-Mobile USA, Inc. 2.625% 4/15/2026	1,350	1,252
T-Mobile USA, Inc. 3.375% 4/15/2029	15,950	14,418
Univision Communications, Inc. 5.125% 2/15/2025[1]	66,318	64,996
Univision Communications, Inc. 6.625% 6/1/2027[1]	82,870	80,225
Univision Communications, Inc. 4.50% 5/1/2029[1]	88,425	76,069
Univision Communications, Inc. 7.375% 6/30/2030[1]	37,203	35,455
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.492% 6/24/2029[5,6]	1,237	1,236
UPC Broadband Finco BV 4.875% 7/15/2031[1]	8,830	7,278
American High-Income Trust — Page 8 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	USD19,230	$16,138
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	47,795	38,688
VZ Secured Financing BV 5.00% 1/15/2032[1]	21,075	16,996
WMG Acquisition Corp. 3.75% 12/1/2029[1]	35,763	30,951
WMG Acquisition Corp. 3.875% 7/15/2030[1]	12,507	10,800
WMG Acquisition Corp. 3.00% 2/15/2031[1]	4,050	3,280
Ziggo Bond Co. BV 5.125% 2/28/2030[1]	13,368	10,139
Ziggo BV 4.875% 1/15/2030[1]	28,685	23,835
		1,899,820
Health care 9.53%
1375209 B.C., Ltd. 9.00% 1/30/2028[1]	14,425	14,478
AdaptHealth, LLC 6.125% 8/1/2028[1]	4,805	4,168
AdaptHealth, LLC 4.625% 8/1/2029[1]	1,140	911
AdaptHealth, LLC 5.125% 3/1/2030[1]	8,000	6,488
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	13,000	10,954
Avantor Funding, Inc. 4.625% 7/15/2028[1]	55,400	51,401
Avantor Funding, Inc. 3.875% 11/1/2029[1]	8,825	7,734
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	35,840	30,235
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	5,667	3,110
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	89,275	79,004
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	27,896	24,368
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	4,370	2,803
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	23,503	14,427
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	18,310	7,874
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	66,925	39,917
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	4,895	2,050
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	8,112	3,457
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	38,442	16,004
Bausch Health Companies, Inc. 14.00% 10/15/2030[1]	13,950	8,370
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	80,929	33,904
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	5,859	5,383
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	7,055	5,743
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	24,936	20,222
Centene Corp. 4.25% 12/15/2027	20,407	19,099
Centene Corp. 2.45% 7/15/2028	14,950	12,793
Centene Corp. 4.625% 12/15/2029	34,535	31,818
Centene Corp. 3.375% 2/15/2030	4,168	3,586
Centene Corp. 3.00% 10/15/2030	7,575	6,319
Centene Corp. 2.50% 3/1/2031	20,325	16,229
Centene Corp. 2.625% 8/1/2031	17,525	13,988
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	13,673	12,531
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	12,765	11,245
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	31,575	27,856
CHS / Community Health Systems, Inc. 6.00% 1/15/2029[1]	5,252	4,424
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	31,635	24,952
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	21,500	16,273
DaVita, Inc. 4.625% 6/1/2030[1]	5,300	4,556
Encompass Health Corp. 4.50% 2/1/2028	7,054	6,573
Encompass Health Corp. 4.75% 2/1/2030	3,841	3,502
Endo DAC 5.875% 10/15/2024[1]	10,374	7,619
Endo DAC 9.50% 7/31/2027[1,2]	6,243	382
Endo DAC 6.00% 6/30/2028[1,2]	45,278	2,377
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[1]	15,320	11,352
American High-Income Trust — Page 9 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05% 6/30/2030[5,6]	USD22,645	$22,670
Grifols Escrow Issuer SA 4.75% 10/15/2028[1]	12,075	10,492
HCA, Inc. 5.875% 2/15/2026	2,902	2,905
HCA, Inc. 4.50% 2/15/2027	71	69
HCA, Inc. 5.625% 9/1/2028	22,625	22,655
HCA, Inc. 5.875% 2/1/2029	2,450	2,467
HCA, Inc. 3.50% 9/1/2030	22,800	19,997
HCA, Inc. 7.50% 11/15/2095	5,000	5,640
HealthEquity, Inc. 4.50% 10/1/2029[1]	15,845	13,985
IQVIA, Inc. 5.00% 10/15/2026[1]	18,749	18,120
IQVIA, Inc. 6.50% 5/15/2030[1]	13,115	13,261
Jazz Securities DAC 4.375% 1/15/2029[1]	10,185	9,097
Mallinckrodt International Finance SA 10.00% 4/15/2025[1]	10,000	7,863
Medline Borrower, LP 3.875% 4/1/2029[1]	5,000	4,350
Medline Borrower, LP 5.25% 10/1/2029[1]	36,430	31,648
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.352% 10/23/2028[5,6]	7,044	6,973
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	23,805	21,969
Molina Healthcare, Inc. 3.875% 11/15/2030[1]	55,775	47,979
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	47,875	40,198
Option Care Health, Inc. 4.375% 10/31/2029[1]	6,115	5,388
Owens & Minor, Inc. 4.375% 12/15/2024	25,411	24,672
Owens & Minor, Inc. 4.50% 3/31/2029[1]	36,045	29,967
Owens & Minor, Inc. 6.625% 4/1/2030[1]	48,320	43,886
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]	113,659	84,155
Radiology Partners, Inc. 9.25% 2/1/2028[1]	38,699	14,144
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[5,6]	13,067	9,866
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]	36,805	27,190
Select Medical Corp. 6.25% 8/15/2026[1]	9,039	8,894
Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]	4,742	4,855
Syneos Health, Inc. 3.625% 1/15/2029[1]	5,780	5,657
Team Health Holdings, Inc. 6.375% 2/1/2025[1]	6,359	3,382
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.403% 3/2/2027[5,6]	6,449	4,482
Tenet Healthcare Corp. 4.875% 1/1/2026	90,238	87,982
Tenet Healthcare Corp. 6.25% 2/1/2027	8,995	8,913
Tenet Healthcare Corp. 5.125% 11/1/2027	3,980	3,804
Tenet Healthcare Corp. 4.625% 6/15/2028	9,650	9,023
Tenet Healthcare Corp. 6.125% 10/1/2028	23,745	22,882
Tenet Healthcare Corp. 4.25% 6/1/2029	26,860	24,292
Tenet Healthcare Corp. 4.375% 1/15/2030	15,400	13,912
Tenet Healthcare Corp. 6.125% 6/15/2030	6,000	5,922
Tenet Healthcare Corp. 6.75% 5/15/2031[1]	37,295	37,432
Tenet Healthcare Corp. 6.875% 11/15/2031	2,000	1,998
Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/2023	5,641	5,634
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	46,824	46,561
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	60,186	54,005
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	25,715	23,820
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	21,500	21,202
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	107,181	97,338
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	15,340	15,828
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	21,537	22,599
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	16,337	10,762
		1,713,264
American High-Income Trust — Page 10 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 9.22%	Principal amount (000)	Value (000)
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	USD10,760	$10,417
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]	6,250	5,593
ArcelorMittal SA 4.25% 7/16/2029	940	890
ArcelorMittal SA 7.00% 10/15/2039	10,104	10,561
ArcelorMittal SA 6.75% 3/1/2041	15,173	15,463
ARD Finance SA 6.50% Cash 6/30/2027[1,4]	8,809	7,150
Ardagh Metal Packaging Finance USA, LLC 6.00% 6/15/2027[1]	1,500	1,475
Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[1]	22,216	17,620
Ardagh Packaging Finance PLC 5.25% 4/30/2025[1]	570	558
Ardagh Packaging Finance PLC 4.125% 8/15/2026[1]	1,435	1,338
Ardagh Packaging Finance PLC 5.25% 8/15/2027[1]	10,000	8,484
ATI, Inc. 4.875% 10/1/2029	12,775	11,527
ATI, Inc. 5.125% 10/1/2031	22,140	19,758
Avient Corp. 7.125% 8/1/2030[1]	6,750	6,833
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	6,495	6,129
Ball Corp. 6.875% 3/15/2028	21,175	21,616
Ball Corp. 6.00% 6/15/2029	7,100	7,056
Ball Corp. 2.875% 8/15/2030	3,250	2,701
Ball Corp. 3.125% 9/15/2031	26,280	21,649
Braskem Idesa SAPI 6.99% 2/20/2032[1]	1,370	889
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	26,795	21,841
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]	9,823	9,936
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	3,853	3,759
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	63,955	62,481
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	43,193	38,951
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	10,585	10,211
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	47,444	41,753
Consolidated Energy Finance SA 6.50% 5/15/2026[1]	2,013	1,896
Consolidated Energy Finance SA 5.625% 10/15/2028[1]	3,680	3,137
CROWN Americas, LLC 5.25% 4/1/2030	2,775	2,642
Crown Cork & Seal Co., Inc. 7.375% 12/15/2026	2,000	2,069
CVR Partners, LP 6.125% 6/15/2028[1]	19,175	16,697
Element Solutions, Inc. 3.875% 9/1/2028[1]	8,300	7,250
First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]	59,207	59,217
First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]	64,753	63,833
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	148,639	145,223
Freeport-McMoRan, Inc. 4.25% 3/1/2030	303	279
Freeport-McMoRan, Inc. 4.625% 8/1/2030	900	849
Freeport-McMoRan, Inc. 5.40% 11/14/2034	4,288	4,147
Freeport-McMoRan, Inc. 5.45% 3/15/2043	8,393	7,837
FXI Holdings, Inc. 12.25% 11/15/2026[1]	179,462	162,862
FXI Holdings, Inc. 12.25% 11/15/2026[1]	127,259	114,851
Graphic Packaging International, LLC 3.75% 2/1/2030[1]	10,000	8,636
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.779% 3/15/2029[5,6]	6,379	6,039
INEOS Finance PLC 6.75% 5/15/2028[1]	10,200	9,807
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	12,698	11,124
LABL, Inc. 6.75% 7/15/2026[1]	560	551
LABL, Inc. 10.50% 7/15/2027[1]	31,370	30,156
LABL, Inc. 5.875% 11/1/2028[1]	14,600	13,306
LABL, Inc. 9.50% 11/1/2028[1]	3,277	3,338
LABL, Inc. 8.25% 11/1/2029[1]	9,500	7,962
LSB Industries, Inc. 6.25% 10/15/2028[1]	49,875	44,582
LSF11 A5 HoldCo, LLC 6.625% 10/15/2029[1]	1,425	1,198
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	13,505	13,432
American High-Income Trust — Page 11 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	USD12,500	$11,552
Methanex Corp. 5.125% 10/15/2027	69,875	65,125
Methanex Corp. 5.25% 12/15/2029	12,718	11,632
Methanex Corp. 5.65% 12/1/2044	9,445	7,756
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	3,323	3,326
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	27,750	27,740
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	22,020	22,131
Nova Chemicals Corp. 4.875% 6/1/2024[1]	15,785	15,436
Nova Chemicals Corp. 5.25% 6/1/2027[1]	30,102	26,799
Nova Chemicals Corp. 4.25% 5/15/2029[1]	33,892	27,695
Novelis Corp. 3.25% 11/15/2026[1]	16,285	14,759
Novelis Corp. 4.75% 1/30/2030[1]	11,093	9,869
Novelis Corp. 3.875% 8/15/2031[1]	22,344	18,412
Olin Corp. 5.625% 8/1/2029	5,700	5,500
Olin Corp. 5.00% 2/1/2030	3,365	3,113
Olympus Water US Holding Corp. 4.25% 10/1/2028[1]	3,850	3,051
Olympus Water US Holding Corp. 9.75% 11/15/2028[1]	29,730	29,033
Owens-Brockway Glass Container, Inc. 6.375% 8/15/2025[1]	5,341	5,358
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	41,413	37,036
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	18,600	15,605
Scotts Miracle-Gro Co. 4.50% 10/15/2029	7,776	6,692
Scotts Miracle-Gro Co. 4.375% 2/1/2032	7,620	6,011
Sealed Air Corp. 4.00% 12/1/2027[1]	7,559	6,907
Sealed Air Corp. 6.125% 2/1/2028[1]	14,160	14,071
SPCM SA 3.375% 3/15/2030[1]	10,732	8,937
Summit Materials, LLC 6.50% 3/15/2027[1]	5,478	5,449
Summit Materials, LLC 5.25% 1/15/2029[1]	15,015	14,203
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	9,500	9,863
Trivium Packaging Finance BV 5.50% 8/15/2026[1]	6,445	6,197
Trivium Packaging Finance BV 8.50% 8/15/2027[1]	19,352	18,652
Tronox, Inc. 4.625% 3/15/2029[1]	14,155	11,776
Valvoline, Inc. 4.25% 2/15/2030[1]	3,691	3,627
Valvoline, Inc. 3.625% 6/15/2031[1]	8,405	6,841
Venator Finance SARL 9.50% 7/1/2025[1,2]	33,482	25,614
Venator Finance SARL 5.75% 7/15/2025[1,2]	70,528	1,675
Venator Finance SARL, Term Loan, 15.05% 9/14/2023[5,6]	9,902	10,199
Venator Finance SARL, Term Loan, (USD Prime Rate + 4.00%) 0% 8/8/2024[2,5,6]	9,040	5,046
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	25,380	25,517
		1,657,764
Industrials 7.69%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	15,095	14,968
ADT Security Corp. 4.125% 8/1/2029[1]	4,815	4,164
Allison Transmission, Inc. 3.75% 1/30/2031[1]	24,820	20,990
Ashtead Capital, Inc. 5.50% 8/11/2032[1]	8,990	8,701
Atkore, Inc. 4.25% 6/1/2031[1]	6,650	5,760
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	18,910	17,888
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	1,000	921
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	26,181	24,313
Avolon Holdings Funding, Ltd. 5.25% 5/15/2024[1]	17,340	17,041
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	36,710	30,990
Bombardier, Inc. 7.50% 3/15/2025[1]	5,102	5,118
Bombardier, Inc. 7.125% 6/15/2026[1]	69,505	69,111
Bombardier, Inc. 7.875% 4/15/2027[1]	47,095	47,040
American High-Income Trust — Page 12 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Bombardier, Inc. 6.00% 2/15/2028[1]	USD18,988	$17,969
Bombardier, Inc. 7.50% 2/1/2029[1]	21,681	21,455
Bombardier, Inc. 7.45% 5/1/2034[1]	1,850	2,114
BWX Technologies, Inc. 4.125% 6/30/2028[1]	15,932	14,551
BWX Technologies, Inc. 4.125% 4/15/2029[1]	18,130	16,390
Chart Industries, Inc. 7.50% 1/1/2030[1]	10,389	10,612
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	20,980	18,618
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	18,675	16,586
Clean Harbors, Inc. 4.875% 7/15/2027[1]	12,014	11,515
Clean Harbors, Inc. 5.125% 7/15/2029[1]	5,000	4,739
Clean Harbors, Inc. 6.375% 2/1/2031[1]	17,247	17,371
CoreLogic, Inc. 4.50% 5/1/2028[1]	82,182	66,349
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 6/4/2029[5,6]	22,275	18,126
Covanta Holding Corp. 4.875% 12/1/2029[1]	18,260	15,818
Covanta Holding Corp. 5.00% 9/1/2030	28,240	24,012
Covanta Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.174% 11/30/2028[5,6]	4,679	4,641
Covanta Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.30% 11/30/2028[5,6]	274	272
Enviri Corp. 5.75% 7/31/2027[1]	7,265	6,332
Garda World Security Corp. 6.00% 6/1/2029[1]	3,200	2,625
GFL Environmental, Inc. 3.50% 9/1/2028[1]	7,000	6,237
Herc Holdings, Inc. 5.50% 7/15/2027[1]	3,200	3,069
Howmet Aerospace, Inc. 6.875% 5/1/2025	1,510	1,535
Howmet Aerospace, Inc. 5.95% 2/1/2037	9,125	9,301
Icahn Enterprises, LP 4.75% 9/15/2024	30,622	29,286
Icahn Enterprises, LP 6.375% 12/15/2025	3,651	3,397
Icahn Enterprises, LP 6.25% 5/15/2026	14,859	13,537
Icahn Enterprises, LP 5.25% 5/15/2027	10,988	9,487
Icahn Enterprises, LP 4.375% 2/1/2029	11,175	8,792
KKR Apple Bidco, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.102% 9/22/2028[5,6]	22,703	22,656
LSC Communications, Inc. 8.75% 10/15/2023[1,2,3]	114,646	346
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.75% 9/30/2022[2,3,5,6]	8,059	24
Masonite International Corp. 3.50% 2/15/2030[1]	11,831	9,966
MasTec, Inc. 4.50% 8/15/2028[1]	9,375	8,655
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	60,524	60,730
Mueller Water Products, Inc. 4.00% 6/15/2029[1]	5,115	4,544
Park Aerospace Holdings, Ltd. 5.50% 2/15/2024[1]	1,258	1,244
Park River Holdings, Inc. 5.625% 2/1/2029[1]	17,205	13,356
PGT Innovations, Inc. 4.375% 10/1/2029[1]	10,555	9,859
Pitney Bowes, Inc. 6.875% 3/15/2027[1]	11,500	8,527
PM General Purchaser, LLC 9.50% 10/1/2028[1]	45,034	44,117
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	8,100	7,152
Prime Security Services Borrower, LLC 6.25% 1/15/2028[1]	11,833	11,102
R.R. Donnelley & Sons Co. 6.125% 11/1/2026[1]	12,125	12,125
Regal Rexnord Corp. 6.40% 4/15/2033[1]	19,125	19,122
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	2,804	2,830
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	35,187	36,548
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	3,325	2,983
Rolls-Royce PLC 5.75% 10/15/2027[1]	9,915	9,705
Sabre GLBL, Inc. 9.25% 4/15/2025[1]	2,033	1,898
Sabre GLBL, Inc. 7.375% 9/1/2025[1]	3,617	3,215
Sabre GLBL, Inc. 11.25% 12/15/2027[1]	7,044	5,974
Sensata Technologies BV 4.00% 4/15/2029[1]	3,225	2,874
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	8,800	7,536
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	19,430	18,876
American High-Income Trust — Page 13 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Spirit AeroSystems, Inc. 7.50% 4/15/2025[1]	USD3,425	$3,389
Spirit AeroSystems, Inc. 4.60% 6/15/2028	34,426	28,916
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	22,628	24,253
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.50%) 9.545% 1/15/2027[5,6]	7,643	7,668
SRS Distribution, Inc. 4.625% 7/1/2028[1]	10,080	9,013
SRS Distribution, Inc. 6.125% 7/1/2029[1]	615	532
Stericycle, Inc. 5.375% 7/15/2024[1]	20,884	20,633
Stericycle, Inc. 3.875% 1/15/2029[1]	13,235	11,769
The Brink’s Co. 4.625% 10/15/2027[1]	10,371	9,637
The Dun & Bradstreet Corp. 5.00% 12/15/2029[1]	24,367	21,511
The Hertz Corp. 5.00% 12/1/2029[1]	9,686	8,019
Titan International, Inc. 7.00% 4/30/2028	11,500	10,764
TK Elevator Holdco GmbH 7.625% 7/15/2028[1]	1,375	1,249
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[1]	29,545	27,331
TransDigm UK Holdings PLC 6.875% 5/15/2026	11,540	11,447
TransDigm, Inc. 6.25% 3/15/2026[1]	32,470	32,341
TransDigm, Inc. 6.375% 6/15/2026	4,360	4,309
TransDigm, Inc. 7.50% 3/15/2027	770	772
TransDigm, Inc. 5.50% 11/15/2027	19,810	18,708
TransDigm, Inc. 6.75% 8/15/2028[1]	12,370	12,432
TransDigm, Inc. 4.625% 1/15/2029	2,971	2,646
TransDigm, Inc. 4.875% 5/1/2029	4,180	3,739
Triumph Group, Inc. 7.75% 8/15/2025	21,075	20,512
Triumph Group, Inc. 9.00% 3/15/2028[1]	35,844	36,643
Uber Technologies, Inc. 8.00% 11/1/2026[1]	10,000	10,203
United Airlines, Inc. 4.375% 4/15/2026[1]	5,125	4,874
United Airlines, Inc. 4.625% 4/15/2029[1]	12,925	11,789
United Rentals (North America), Inc. 5.25% 1/15/2030	5,484	5,240
United Rentals (North America), Inc. 3.875% 2/15/2031	9,450	8,190
United Rentals (North America), Inc. 3.75% 1/15/2032	8,360	7,090
WESCO Distribution, Inc. 7.125% 6/15/2025[1]	11,475	11,606
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	10,900	11,128
WP CPP Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 9.03% 4/30/2025[5,6]	5,985	5,449
XPO, Inc. 7.125% 6/1/2031[1]	10,832	10,928
		1,382,435
Financials 7.37%
Advisor Group Holdings, Inc. 10.75% 8/1/2027[1]	79,290	79,898
AG Issuer, LLC 6.25% 3/1/2028[1]	48,143	45,911
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	21,016	21,561
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	15,420	13,860
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	33,300	31,350
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[1]	7,130	7,079
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	31,605	27,526
AmWINS Group, Inc. 4.875% 6/30/2029[1]	26,342	23,815
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]	61,047	53,099
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.688% 8/2/2029[5,6]	22,600	20,340
AssuredPartners, Inc. 7.00% 8/15/2025[1]	226	223
AssuredPartners, Inc. 5.625% 1/15/2029[1]	4,895	4,242
Blackstone Private Credit Fund 7.05% 9/29/2025	12,730	12,705
Block, Inc. 2.75% 6/1/2026	28,750	26,205
Block, Inc. 3.50% 6/1/2031	34,625	28,723
BroadStreet Partners, Inc. 5.875% 4/15/2029[1]	9,950	8,642
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	17,105	15,162
American High-Income Trust — Page 14 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Coinbase Global, Inc. 3.375% 10/1/2028[1]	USD26,075	$17,464
Coinbase Global, Inc. 3.625% 10/1/2031[1]	35,441	20,978
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	92,587	81,259
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	21,655	17,553
Credit Acceptance Corp. 5.125% 12/31/2024[1]	7,030	6,831
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	21,235	21,771
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	8,409	8,253
Hightower Holding, LLC 6.75% 4/15/2029[1]	27,750	24,029
HUB International, Ltd. 7.00% 5/1/2026[1]	35,178	35,128
HUB International, Ltd. 5.625% 12/1/2029[1]	3,745	3,363
HUB International, Ltd. 7.25% 6/15/2030[1]	20,332	21,013
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.40% 6/20/2030[5,6]	16,831	16,882
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	18,510	16,006
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]	3,100	2,660
Ladenburg Thalmann Financial Services, Inc. 6.50% 11/30/2027	80	1,437
LPL Holdings, Inc. 4.625% 11/15/2027[1]	29,103	27,317
LPL Holdings, Inc. 4.00% 3/15/2029[1]	29,045	25,511
LPL Holdings, Inc. 4.375% 5/15/2031[1]	23,445	20,280
MGIC Investment Corp. 5.25% 8/15/2028	7,625	7,199
MSCI, Inc. 4.00% 11/15/2029[1]	10,577	9,582
MSCI, Inc. 3.625% 9/1/2030[1]	4,017	3,468
MSCI, Inc. 3.875% 2/15/2031[1]	31,490	27,315
MSCI, Inc. 3.625% 11/1/2031[1]	41,511	35,479
MSCI, Inc. 3.25% 8/15/2033[1]	25,029	20,183
Navient Corp. 6.125% 3/25/2024	21,112	20,966
Navient Corp. 5.875% 10/25/2024	25,680	25,260
Navient Corp. 6.75% 6/25/2025	11,000	10,825
Navient Corp. 6.75% 6/15/2026	12,310	11,880
Navient Corp. 5.00% 3/15/2027	54,467	48,776
Navient Corp. 4.875% 3/15/2028	5,570	4,776
Navient Corp. 5.50% 3/15/2029	48,396	41,313
Navient Corp. 9.375% 7/25/2030	11,089	11,040
Navient Corp. 5.625% 8/1/2033	27,712	20,868
NFP Corp. 6.875% 8/15/2028[1]	24,014	20,878
OneMain Finance Corp. 6.125% 3/15/2024	3,700	3,691
OneMain Finance Corp. 7.125% 3/15/2026	24,220	23,818
OneMain Finance Corp. 3.875% 9/15/2028	3,989	3,265
Owl Rock Capital Corp. 4.00% 3/30/2025	449	421
Owl Rock Capital Corp. 3.75% 7/22/2025	12,093	11,213
Owl Rock Capital Corp. 3.40% 7/15/2026	5,685	5,040
Owl Rock Capital Corp. 2.625% 1/15/2027	400	340
Owl Rock Capital Corp. 2.875% 6/11/2028	1,750	1,428
Owl Rock Capital Corp. II 4.625% 11/26/2024[1]	9,835	9,335
Owl Rock Capital Corp. III 3.125% 4/13/2027	11,350	9,632
Owl Rock Core Income Corp. 4.70% 2/8/2027	17,075	15,509
Oxford Finance, LLC 6.375% 2/1/2027[1]	36,265	33,784
Rocket Mortgage, LLC 2.875% 10/15/2026[1]	9,410	8,338
Rocket Mortgage, LLC 3.625% 3/1/2029[1]	6,605	5,558
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	12,050	10,682
Starwood Property Trust, Inc. 5.50% 11/1/2023[1]	7,195	7,140
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	13,670	11,786
American High-Income Trust — Page 15 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[1,4]	USD49,238	$20,606
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[1,4]	39,271	34,822
		1,324,292
Information technology 5.14%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[5,6]	32,495	31,294
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[5,6]	82,894	75,323
Black Knight InfoServ, LLC 3.625% 9/1/2028[1]	8,470	7,602
BMC Software, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 10.717% 2/27/2026[5,6]	13,775	13,465
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	9,362	8,478
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	5,633	5,052
Boxer Parent Co., Inc. 7.125% 10/2/2025[1]	3,545	3,553
Boxer Parent Co., Inc. 9.125% 3/1/2026[1]	4,290	4,276
CA Magnum Holdings 5.375% 10/31/2026[1]	1,075	965
CDK Global, Inc. 7.25% 6/15/2029[1]	10,425	10,319
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	12,750	11,364
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	59,489	52,020
CommScope Technologies, LLC 6.00% 6/15/2025[1]	37,396	34,903
CommScope Technologies, LLC 5.00% 3/15/2027[1]	12,175	8,492
CommScope, Inc. 6.00% 3/1/2026[1]	16,030	14,959
CommScope, Inc. 8.25% 3/1/2027[1]	18,456	14,790
CommScope, Inc. 7.125% 7/1/2028[1]	8,774	6,241
Condor Merger Sub, Inc. 7.375% 2/15/2030[1]	13,700	11,927
Diebold Nixdorf Dutch Holding BV 9.00% 7/15/2025[2]	EUR41,040	8,321
Diebold Nixdorf, Inc. 9.375% 7/15/2025[1,2]	USD151,093	27,952
Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[1,2,4]	53,944	809
Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[5,6]	121,212	114,848
Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[5,6]	78,582	74,457
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[2,5,6]	54,139	9,745
Entegris Escrow Corp. 4.75% 4/15/2029[1]	7,610	7,072
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	37,500	36,449
Fair Isaac Corp. 4.00% 6/15/2028[1]	16,140	14,821
Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 6.134% 6/13/2024[5,6]	EUR20,954	21,657
Gartner, Inc. 4.50% 7/1/2028[1]	USD37,332	34,909
Gartner, Inc. 3.625% 6/15/2029[1]	3,657	3,223
Gartner, Inc. 3.75% 10/1/2030[1]	20,136	17,557
Go Daddy Operating Co., LLC 5.25% 12/1/2027[1]	7,725	7,346
Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]	10,575	9,071
Imola Merger Corp. 4.75% 5/15/2029[1]	5,000	4,354
MicroStrategy, Inc. 6.125% 6/15/2028[1]	6,425	5,766
NCR Corp. 5.125% 4/15/2029[1]	36,455	32,306
NCR Corp. 6.125% 9/1/2029[1]	9,550	9,566
Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.702% 1/31/2030[5,6]	6,983	7,005
Rocket Software, Inc. 6.50% 2/15/2029[1]	9,075	7,651
Synaptics, Inc. 4.00% 6/15/2029[1]	5,225	4,393
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.842% 9/29/2028[5,6]	25,713	24,084
UKG, Inc., Term Loan, (1-month USD CME Term SOFR + 4.50%) 4.50% 5/4/2026[5,6]	13,675	13,678
UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.271% 5/4/2026[5,6]	8,793	8,641
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.271% 5/3/2027[5,6]	18,175	17,641
Unisys Corp. 6.875% 11/1/2027[1]	19,140	13,807
Viavi Solutions, Inc. 3.75% 10/1/2029[1]	3,750	3,190
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7,8]	60,835	58,402
American High-Income Trust — Page 16 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Xerox Holdings Corp. 5.50% 8/15/2028[1]	USD10,500	$8,943
Ziff Davis, Inc. 4.625% 10/15/2030[1]	339	294
		922,981
Consumer staples 3.98%
Albertsons Companies, Inc. 3.25% 3/15/2026[1]	4,800	4,438
Albertsons Companies, Inc. 4.625% 1/15/2027[1]	7,215	6,843
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	68,823	59,642
Albertsons Companies, Inc. 4.875% 2/15/2030[1]	11,915	11,012
B&G Foods, Inc. 5.25% 4/1/2025	26,687	25,515
B&G Foods, Inc. 5.25% 9/15/2027	41,606	36,203
BJ’s Wholesale Club, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.891% 2/3/2027[5,6]	4,985	5,003
Central Garden & Pet Co. 4.125% 10/15/2030	17,101	14,347
Central Garden & Pet Co. 4.125% 4/30/2031[1]	14,105	11,649
Coty, Inc. 5.00% 4/15/2026[1]	11,000	10,553
Coty, Inc. 6.50% 4/15/2026[1]	11,005	10,920
Coty, Inc. 4.75% 1/15/2029[1]	31,680	29,243
Darling Ingredients, Inc. 5.25% 4/15/2027[1]	6,431	6,249
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	29,210	28,558
Energizer Holdings, Inc. 4.375% 3/31/2029[1]	12,015	10,369
H.J. Heinz Co. 3.00% 6/1/2026	6,360	6,004
H.J. Heinz Co. 3.875% 5/15/2027	5,545	5,327
H.J. Heinz Co. 4.375% 6/1/2046	6,215	5,286
H.J. Heinz Co. 4.875% 10/1/2049	9,975	9,109
Ingles Markets, Inc. 4.00% 6/15/2031[1]	5,070	4,257
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	42,460	38,897
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	65,372	57,940
Kronos Acquisition Holdings, Inc., Term Loan B2, (3-month USD CME Term SOFR + 6.00%) 11.375% 12/22/2026[5,6]	1,975	1,940
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	45,745	40,930
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	13,300	11,893
Nestle Skin Health SA, Term Loan B3, (3-month USD CME Term SOFR + 3.75%) 9.092% 10/1/2026[5,6]	23,202	23,112
Performance Food Group, Inc. 5.50% 10/15/2027[1]	16,205	15,638
Performance Food Group, Inc. 4.25% 8/1/2029[1]	5,785	5,156
Post Holdings, Inc. 5.625% 1/15/2028[1]	24,830	23,896
Post Holdings, Inc. 5.50% 12/15/2029[1]	19,834	18,327
Post Holdings, Inc. 4.625% 4/15/2030[1]	61,665	54,107
Post Holdings, Inc. 4.50% 9/15/2031[1]	24,475	20,925
Prestige Brands, Inc. 5.125% 1/15/2028[1]	11,533	10,965
Prestige Brands, Inc. 3.75% 4/1/2031[1]	14,440	11,974
Simmons Foods, Inc. 4.625% 3/1/2029[1]	15,605	12,521
TreeHouse Foods, Inc. 4.00% 9/1/2028	28,436	24,532
United Natural Foods, Inc. 6.75% 10/15/2028[1]	42,695	35,442
US Foods, Inc. 4.625% 6/1/2030[1]	7,180	6,442
		715,164
Real estate 3.65%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	20,435	15,313
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	33,120	23,575
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	28,615	26,247
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	11,785	9,939
Forestar Group, Inc. 3.85% 5/15/2026[1]	10,830	9,964
Forestar Group, Inc. 5.00% 3/1/2028[1]	1,905	1,749
Howard Hughes Corp. 5.375% 8/1/2028[1]	27,522	24,532
American High-Income Trust — Page 17 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Howard Hughes Corp. 4.125% 2/1/2029[1]	USD31,138	$25,802
Howard Hughes Corp. 4.375% 2/1/2031[1]	58,732	46,928
Iron Mountain, Inc. 4.875% 9/15/2027[1]	29,660	28,046
Iron Mountain, Inc. 5.25% 3/15/2028[1]	24,088	22,546
Iron Mountain, Inc. 5.00% 7/15/2028[1]	9,252	8,581
Iron Mountain, Inc. 7.00% 2/15/2029[1]	4,250	4,262
Iron Mountain, Inc. 5.25% 7/15/2030[1]	57,225	51,616
Iron Mountain, Inc. 4.50% 2/15/2031[1]	30,720	26,423
Kennedy-Wilson, Inc. 4.75% 3/1/2029	43,269	34,253
Kennedy-Wilson, Inc. 4.75% 2/1/2030	50,290	37,974
Kennedy-Wilson, Inc. 5.00% 3/1/2031	38,630	28,946
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	14,495	13,701
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	30,621	26,634
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	3,845	3,133
MPT Operating Partnership, LP 5.00% 10/15/2027	13,527	11,394
MPT Operating Partnership, LP 3.50% 3/15/2031	3,437	2,372
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	16,445	14,188
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	15,140	13,413
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	5,535	5,083
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	14,905	12,496
Service Properties Trust 4.35% 10/1/2024	5,155	4,967
Service Properties Trust 4.50% 3/15/2025	7,100	6,717
Service Properties Trust 4.75% 10/1/2026	6,350	5,520
Service Properties Trust 4.95% 2/15/2027	13,547	11,600
Service Properties Trust 3.95% 1/15/2028	22,195	17,412
Service Properties Trust 4.95% 10/1/2029	26,255	20,410
Service Properties Trust 4.375% 2/15/2030	1,595	1,195
VICI Properties, LP 5.625% 5/1/2024[1]	9,113	9,065
VICI Properties, LP 3.50% 2/15/2025[1]	5,104	4,881
VICI Properties, LP 4.625% 6/15/2025[1]	12,470	12,060
VICI Properties, LP 4.25% 12/1/2026[1]	9,323	8,730
VICI Properties, LP 3.75% 2/15/2027[1]	243	223
VICI Properties, LP 3.875% 2/15/2029[1]	13,935	12,241
VICI Properties, LP 4.625% 12/1/2029[1]	1,657	1,506
VICI Properties, LP 4.125% 8/15/2030[1]	2,233	1,968
Xenia Hotels & Resorts, Inc. 6.375% 8/15/2025[1]	8,160	8,019
		655,624
Utilities 2.05%
AmeriGas Partners, LP 5.75% 5/20/2027	5,878	5,410
Calpine Corp. 5.25% 6/1/2026[1]	1,051	1,016
Calpine Corp. 4.50% 2/15/2028[1]	4,000	3,625
Calpine Corp. 5.125% 3/15/2028[1]	8,282	7,402
Calpine Corp. 3.75% 3/1/2031[1]	9,175	7,442
DPL, Inc. 4.125% 7/1/2025	10,965	10,455
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]	18,225	17,692
Enfragen Energia Sur SA 5.375% 12/30/2030[1]	4,850	3,156
Enfragen Energia Sur SA 5.375% 12/30/2030	631	411
FirstEnergy Corp. 2.65% 3/1/2030	3,534	2,984
FirstEnergy Corp. 2.25% 9/1/2030	19,000	15,436
FirstEnergy Corp. 7.375% 11/15/2031	7,191	8,211
FirstEnergy Corp. 3.40% 3/1/2050	10,069	6,952
FirstEnergy Corp., Series C, 5.10% 7/15/2047	5,065	4,550
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	10,562	9,306
American High-Income Trust — Page 18 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]	USD2,000	$1,671
NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]	3,163	3,096
NextEra Energy Operating Partners, LP 3.875% 10/15/2026[1]	2,373	2,207
NRG Energy, Inc. 3.625% 2/15/2031[1]	2,000	1,563
Pacific Gas and Electric Co. 1.70% 11/15/2023	6,000	5,898
Pacific Gas and Electric Co. 3.45% 7/1/2025	6,096	5,759
Pacific Gas and Electric Co. 3.30% 3/15/2027	3,904	3,547
Pacific Gas and Electric Co. 5.45% 6/15/2027	7,720	7,514
Pacific Gas and Electric Co. 2.10% 8/1/2027	2,965	2,535
Pacific Gas and Electric Co. 3.30% 12/1/2027	3,055	2,681
Pacific Gas and Electric Co. 3.75% 7/1/2028	6,310	5,660
Pacific Gas and Electric Co. 4.55% 7/1/2030	4,170	3,777
Pacific Gas and Electric Co. 2.50% 2/1/2031	7,695	6,030
Pacific Gas and Electric Co. 3.25% 6/1/2031	2,135	1,738
Pacific Gas and Electric Co. 3.30% 8/1/2040	5,540	3,740
Pacific Gas and Electric Co. 3.50% 8/1/2050	16,465	10,496
PG&E Corp. 5.00% 7/1/2028	60,170	55,267
PG&E Corp. 5.25% 7/1/2030	74,395	66,748
PG&E Corp., Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.217% 6/23/2025[5,6]	486	486
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	42,233	43,750
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	28,325	24,770
Vistra Operations Co., LLC 3.55% 7/15/2024[1]	5,769	5,573
		368,554
Total corporate bonds, notes & loans		15,629,919
Mortgage-backed obligations 0.08% Collateralized mortgage-backed obligations 0.08%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,3]	15,299	13,534
Total bonds, notes & other debt instruments (cost: $17,492,802,000)		15,643,453
Convertible bonds & notes 0.13% Communication services 0.12%
DISH Network Corp., convertible notes, 3.375% 8/15/2026	42,635	21,850
Energy 0.01%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 7/15/2023[1,3,4]	2,454	2,454
Total convertible bonds & notes (cost: $46,926,000)		24,304
Convertible stocks 0.05% Utilities 0.05%	Shares
PG&E Corp., convertible preferred units, 5.50% 8/16/2023	57,000	8,522
Total convertible stocks (cost: $4,799,000)		8,522
Common stocks 2.79% Health care 1.12%
Rotech Healthcare, Inc.[3,8,9,10]	1,916,276	201,209
American High-Income Trust — Page 19 of 26

unaudited
Common stocks (continued) Energy 0.74%	Shares	Value (000)
Chesapeake Energy Corp.	610,745	$51,107
Ascent Resources - Utica, LLC, Class A3,8,10	90,532,504	21,728
Weatherford International[10]	306,113	20,332
Altera Infrastructure, LP3,10	112,537	9,460
California Resources Corp.	183,103	8,293
Diamond Offshore Drilling, Inc.[10]	532,212	7,579
Constellation Oil Services Holding SA, Class B-1[3,10]	51,096,574	5,621
Civitas Resources, Inc.	57,659	4,000
Denbury, Inc.[10]	19,000	1,639
Southwestern Energy Co.[10]	229,524	1,379
McDermott International, Ltd.[10]	2,999,554	540
McDermott International, Ltd.[8,10]	1,745,604	314
Mesquite Energy, Inc.[3,10]	109,992	660
Earthstone Energy, Inc., Class A10	587	8
Bighorn Permian Resources, LLC[3]	42,744	— [11]
		132,660
Utilities 0.63%
Talen Energy Corp.[10]	2,242,027	112,438
Consumer discretionary 0.16%
NMG Parent, LLC[3,10]	182,562	21,908
MYT Holding Co., Class B3,9,10	7,468,376	7,468
		29,376
Communication services 0.13%
Frontier Communications Parent, Inc.[10]	600,000	11,184
Intelsat SA3,10	318,478	7,325
Cumulus Media, Inc., Class A10	561,836	2,304
iHeartMedia, Inc., Class A10	378,645	1,378
Clear Channel Outdoor Holdings, Inc.[10]	890,868	1,220
		23,411
Real estate 0.01%
WeWork, Inc., Class A10	10,635,300	2,716
Total common stocks (cost: $447,662,000)		501,810
Preferred securities 0.15% Consumer discretionary 0.09%
MYT Holdings, LLC, Series A, 10.00% preferred shares[3,9,10]	19,884,070	15,907
Industrials 0.06%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,10]	13,566	10,149
Energy 0.00%
McDermott International, Inc., 8.00% cumulative preferred shares[3,10]	1,130	57
Total preferred securities (cost: $32,392,000)		26,113
American High-Income Trust — Page 20 of 26

unaudited
Rights & warrants 0.03% Consumer discretionary 0.03%	Shares	Value (000)
NMG Parent, LLC, warrants, expire 9/24/2027[3,10]	407,047	$5,535
Communication services 0.00%
Intelsat Jackson Holdings SA (CVR), Series A3,10	33,352	242
Intelsat Jackson Holdings SA (CVR), Series B3,10	33,352	158
		400
Energy 0.00%
California Resources Corp., warrants, expire 10/27/2024[10]	16,108	191
Denbury, Inc., Series B, warrants, expire 9/18/2023[1,10]	155	8
McDermott International, Inc., warrants, expire 7/1/2027[3,10]	845,563	— [11]
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[3,10]	18	— [11]
		199
Total rights & warrants (cost: $4,601,000)		6,134
Short-term securities 9.04% Money market investments 9.04%
Capital Group Central Cash Fund 5.15%[9,12]	16,240,971	1,624,259
Total short-term securities (cost: $1,624,201,000)		1,624,259
Total investment securities 99.23% (cost: $19,653,383,000)		17,834,595
Other assets less liabilities 0.77%		138,951
Net assets 100.00%		$17,973,546
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	1,038	September 2023	USD211,071	$(2,216)
5 Year U.S. Treasury Note Futures	Long	931	September 2023	99,704	(1,226)
10 Year Ultra U.S. Treasury Note Futures	Short	152	September 2023	(18,002)	207
10 Year U.S. Treasury Note Futures	Short	173	September 2023	(19,422)	291
30 Year Ultra U.S. Treasury Bond Futures	Short	30	September 2023	(4,087)	(46)
					$(2,990)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD266,090	$(7,368)	$(3,235)	$(4,133)
American High-Income Trust — Page 21 of 26

unaudited
Investments in affiliates9

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Common stocks 1.16%
Health care 1.12%
Rotech Healthcare, Inc.[3,8,10]	$205,042	$—	$—	$—	$(3,833)	$201,209	$—
Consumer discretionary 0.04%
MYT Holding Co., Class B3,10	13,070	—	—	—	(5,602)	7,468	—
Financials 0.00%
Jonah Energy Parent, LLC[13]	53,310	—	33,636	23,490	(43,164)	—	28,202
Total common stocks						208,677
Preferred securities 0.09%
Consumer discretionary 0.09%
MYT Holdings, LLC, Series A, 10.00% preferred shares[3,10]	21,773	—	—	—	(5,866)	15,907	—
Short-term securities 9.04%
Money market investments 9.04%
Capital Group Central Cash Fund 5.15%[12]	724,312	3,069,416	2,169,734	66	199	1,624,259	33,811
Total 10.29%				$23,556	$(58,266)	$1,848,843	$62,013
Restricted securities8

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[3,9,10]	9/26/2013	$41,128	$201,209	1.12%
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7]	6/23/2023	58,416	58,402.33
Ascent Resources - Utica, LLC, Class A3,10	4/25/2016-11/15/2016	4,340	21,728.12
McDermott International, Ltd.[10]	4/4/2018-12/31/2020	7,967	314	.00 [14]
Total		$111,851	$281,653	1.57%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,163,503,000, which represented 62.11% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]	Value determined using significant unobservable inputs.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $726,570,000, which represented 4.04% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $281,653,000, which represented 1.57% of the net assets of the fund.

[9]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[10]	Security did not produce income during the last 12 months.
[11]	Amount less than one thousand.
[12]	Rate represents the seven-day yield at 6/30/2023.
[13]	Affiliated issuer during the reporting period but no longer held at 6/30/2023.
[14]	Amount less than .01%.
American High-Income Trust — Page 22 of 26

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $224,035,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $258,795,000.
American High-Income Trust — Page 23 of 26

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$15,545,851	$84,068	$15,629,919
Mortgage-backed obligations	—	—	13,534	13,534
Convertible bonds & notes	—	21,850	2,454	24,304
Convertible stocks	8,522	—	—	8,522
Common stocks	226,431	—	275,379	501,810
Preferred securities	—	—	26,113	26,113
Rights & warrants	199	—	5,935	6,134
Short-term securities	1,624,259	—	—	1,624,259
Total	$1,859,411	$15,567,701	$407,483	$17,834,595

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$498	$—	$—	$498
Liabilities:
Unrealized depreciation on futures contracts	(3,488)	—	—	(3,488)
Unrealized depreciation on centrally cleared credit default swaps	—	(4,133)	—	(4,133)
Total	$(2,990)	$(4,133)	$—	$(7,123)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
American High-Income Trust — Page 24 of 26

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2023 (dollars in thousands):
	Beginning value at 10/1/2022	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3†	Ending value at 6/30/2023
Investment securities	$395,342	$36,362	$165,029	$(108,417)	$3,925	$(39,410)	$(45,348)	$407,483
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2023								$(33,478)
†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$97,602	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment (decrease) based on movement of market comparables	10%	10%	Decrease
Convertible bonds & notes	2,454	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Common stocks	275,379	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			EV/EBITDA multiple	7.5x	7.5x	Increase
			DLOM	15%	15%	Decrease
			Vendor price	Not applicable	Not applicable	Not applicable
			Risk discount	90%	90%	Decrease
			Net adjustment (decrease) based on movement of market comparables	20%	20%	Decrease
		Market comparable companies	EV/EBITDA multiple	5.8x	5.8x	Increase
			EV/EBITDA less CapEx multiple	10.4x	10.4x	Increase
			DLOM	17%	17%	Decrease
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Preferred securities	26,113	Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
		Market comparable companies	EV/EBITDA multiple	3.3x	3.3x	Increase
			DLOM	15%	15%	Decrease
		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Risk discount	95%	95%	Decrease
Rights & warrants	5,935	Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
		Black-scholes	Broker quote	Not applicable	Not applicable	Not applicable
			Implied volatility	30%	30%	Increase
		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
Total	$407,483
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
American High-Income Trust — Page 25 of 26

unaudited

Key to abbreviations
CapEx = Capital expenditures
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
EV = Enterprise value
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-021-0823O-S96434
American High-Income Trust — Page 26 of 26